AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 19, 2000

                                                      REGISTRATION NO. 333-11617
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--218
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES         PAINEWEBBER INCORPORATED       DEAN WITTER REYNOLDS INC.
          INCORPORATED                 1285 AVENUE OF THE               TWO WORLD TRADE
       ONE NEW YORK PLAZA                   AMERICAS                  CENTER--59TH FLOOR
       NEW YORK, NY 10292              NEW YORK, NY 10019             NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 16, 1999.

Check box if it is proposed that this filing will become effective on January 28, 2000 pursuant to paragraph (b) of Rule 485. /X/

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEFINED ASSET FUNDS-SM-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--218
                           (A UNIT INVESTMENT TRUST)
                           -  NEW YORK INSURED AND NEW YORK PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           - DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated January 28, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds-SM-
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF SEPTEMBER 30, 1999, THE EVALUATION DATE.

CONTENTS
                           PAGE
                           ---
New York Insured
  Portfolio--
  Risk/Return Summary....    3
New York
  Portfolio--Risk/Return
  Summary................    6
What You Can Expect From
  Your Investment........   10
  Monthly Income.........   10
  Return Figures.........   10
  Records and Reports....   10
The Risks You Face.......   10
  Interest Rate Risk.....   10
  Call Risk..............   11
  Reduced Diversification
    Risk.................   11
  Liquidity Risk.........   11
  Concentration Risk.....   11
  State Concentration
    Risk.................   12
  Bond Quality Risk......   12
  Insurance Related
    Risk.................   12
  Litigation and
    Legislation Risks....   12
Selling or Exchanging
  Units..................   13
  Sponsors' Secondary
    Market...............   13
  Selling Units to the
    Trustee..............   13
  Exchange Option........   14
How The Fund Works.......   14
  Pricing................   14
  Evaluations............   14
  Income.................   15
  Expenses...............   15
  Portfolio Changes......   15
  Fund Termination.......   16
  Certificates...........   16
  Trust Indenture........   16
  Legal Opinion..........   17
  Auditors...............   17
  Sponsors...............   17
  Trustee................   18
  Underwriters' and
    Sponsors' Profits....   18
  Public Distribution....   18
  Code of Ethics.........   18
  Year 2000 Issues.......   18
Taxes....................   18
Supplemental
  Information............   20
Financial Statements.....  D-1

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S
     OBJECTIVE?
     The Fund seeks interest
     income that is exempt
     from regular federal
     income taxes and some
     state and local taxes by
     investing in a fixed
     portfolio consisting
     primarily of insured,
     long term municipal
     revenue bonds.

 2.  WHAT ARE MUNICIPAL
     REVENUE BONDS?
     Municipal revenue bonds
     are bonds issued by
     states, municipalities
     and public authorities to
     finance the cost of
     buying, building or
     improving various
     projects intended to
     generate revenue, such as
     airports, health care
     facilities, housing and
     municipal electric, water
     and sewer utilities.
     Generally, payments on
     these bonds depend solely
     on the revenues generated
     by the projects, excise
     taxes or state
     appropriations, and are
     not backed by the
     government's taxing
     power.

 3.  WHAT IS THE FUND'S
     INVESTMENT STRATEGY?

  -  The Fund plans to hold to
     maturity 7 long-term
     tax-exempt municipal
     bonds with an aggregate
     face amount of
     $4,205,000.
  -  The Fund is a unit
     investment trust which
     means that, unlike a
     mutual fund, the
     Portfolio is not managed.
  -  The bonds are rated AAA
     or Aaa by Standard &
     Poor's, Moody's or Fitch.
  -  Many of the bonds can be
     called at a premium
     declining over time to
     par value. Some bonds may
     be called earlier at par
     for extraordinary
     reasons.
  -  100% of the bonds are
     insured by insurance
     companies that guarantee
     timely payments of
     principal and interest on
     the bonds (but not Fund
     units or the market value
     of the bonds before they
     mature).

     The Portfolio consists of
     municipal bonds of the
     following types:

  / / Hospital/Health Care              11%
  / / Industrial Development
      Revenue                           33%
  / / Lease Rental Appropriation        22%
  / / Miscellaneous                     18%
  / / Municipal Electric Utilities      16%

 4.  WHAT ARE THE SIGNIFICANT
     RISKS?

     YOU CAN LOSE MONEY BY
     INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR
     VARIOUS REASONS,
     INCLUDING:

  -  Rising interest rates, an
     issuer's worsening
     financial condition or a
     drop in bond ratings can
     reduce the price of your
     units.

  -  Because the Fund is
     concentrated in
     industrial development
     revenue bonds, adverse
     developments in this
     sector may affect the
     value of your units.

  -  Assuming no changes in
     interest rates, when you
     sell your units, they
     will generally be worth
     less than your cost
     because your cost
     included a sales fee.

  -  The Fund will receive
     early returns of
     principal if bonds are
     called or sold before
     they mature. If this
     happens your income will
     decline and you may not
     be able to reinvest the
     money you receive at as
     high a yield or as long a
     maturity.

     ALSO, THE PORTFOLIO IS
     CONCENTRATED IN BONDS OF
     NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A
     NATIONAL FUND AND IS
     SUBJECT TO RISKS
     PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER
     IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE
     FOR YOU?

     Yes, if you want
     federally tax-free
     income. You will benefit
     from a professionally
     selected and supervised
     portfolio whose risk is
     reduced by investing in
     insured bonds of several
     different issuers.
     The Fund is NOT
     appropriate for you if
     you want a speculative
     investment that changes
     to take advantage of
     market movements, if you
     do not want a
     tax-advantaged investment
     or if you cannot tolerate
     any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                        $ 4.32
     Annual Income per unit:                                $51.87
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                YOUR MAXIMUM
                                 SALES FEE
          IF YOU INVEST:          WILL BE:
          --------------        ------------
     Less than $100,000             2.90%
     $100,000 to $249,999           2.65%
     $250,000 to $499,999           2.40%
     $500,000 to $999,999           2.15%
     $1,000,000 and over            1.90%

     Maximum Exchange Fee           1.90%

     ESTIMATED ANNUAL FUND
     OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.30
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.39
     Other Operating Expenses
                                                    -----
                                                    $2.13
     TOTAL

     The Sponsors historically
     paid organization costs
     and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS
     PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE
     SHOW PAST PERFORMANCE OF
     PRIOR NEW YORK
     PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES,
     STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY
     SIMILAR TO THIS FUND.
     THESE PRIOR SERIES
     DIFFERED IN THAT THEY
     CHARGED A HIGHER SALES
     FEE. These prior New York
     Series were offered
     between January 14, 1988
     and October 16, 1996 and
     were outstanding on
     September 30, 1999. OF
     COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO
     GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND
     TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES.
     FOR PERIODS ENDED
     9/30/99.

 -------------------------------------------------------------------

 High                    2.66%     6.84%     6.28%     3.90%     8.04%     6.88%
 Average                 -1.64      4.63      5.93      0.17      5.63      6.52
 Low                     -7.50      2.83      5.67     -4.91      3.76      6.26

 -----------------------------------------------------------

 Average
 Sales fee               1.88%     4.94%     5.78%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is
     one unit.

     You can buy units from
     any of the Sponsors and
     other broker-dealers. The
     Sponsors are listed later
     in this prospectus. Some
     banks may offer units for
     sale through special
     arrangements with the
     Sponsors, although
     certain legal
     restrictions may apply.

     UNIT PRICE PER
     UNIT                   $972.98
     (as of September 30,
     1999)

     Unit price is based on
     the net asset value of
     the Fund plus the sales
     fee. An amount equal to
     any principal cash, as
     well as net accrued but
     undistributed interest on
     the unit, is added to the
     unit price. An
     independent evaluator
     prices the bonds at 3:30
     p.m. Eastern time every
     business day. Unit price
     changes every day with
     changes in the prices of
     the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units
     at any time to any
     Sponsor or the Trustee
     for the net asset value
     determined at the close
     of business on the date
     of sale. You will not pay
     any other fee when you
     sell your units.

11.  HOW ARE DISTRIBUTIONS
     MADE AND TAXED?

     The Fund pays income
     monthly.

     In the opinion of bond
     counsel when each bond
     was issued, interest on
     the bonds in this Fund is
     generally 100% exempt
     from regular federal
     income tax. Your income
     may also be exempt from
     some New York state and
     local personal income
     taxes if you live in New
     York.
     You will also receive
     principal payments if
     bonds are sold or called
     or mature, when the cash
     available is more than
     $5.00 per unit. You will
     be subject to tax on any
     gain realized by the Fund
     on the disposition of
     bonds.

12.  WHAT OTHER SERVICES ARE
     AVAILABLE?

     REINVESTMENT
     You will receive your
     income in cash unless you
     choose to compound your
     income by reinvesting at
     no sales fee in the
     Municipal Fund Investment
     Accumulation Program,
     Inc. This program is an
     open-end mutual fund with
     a comparable investment
     objective, but the bonds
     will generally not be
     insured. Income from this
     program will generally be
     subject to state and
     local income taxes. FOR
     MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM,
     INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR
     THE PROGRAM'S PROSPECTUS.
     READ IT CAREFULLY BEFORE
     YOU INVEST. THE TRUSTEE
     MUST RECEIVE YOUR WRITTEN
     ELECTION TO REINVEST AT
     LEAST 10 DAYS BEFORE THE
     RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of
     this Fund for units of
     certain other Defined
     Asset Funds. You may also
     exchange into this Fund
     from certain other funds.
     We charge a reduced sales
     fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S
     OBJECTIVE?
     The Fund seeks interest
     income that is exempt
     from regular federal
     income taxes and some
     state and local taxes by
     investing in a fixed
     portfolio consisting
     primarily of long term
     municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL
     REVENUE BONDS?
     Municipal revenue bonds
     are bonds issued by
     states, municipalities
     and public authorities to
     finance the cost of
     buying, building or
     improving various
     projects intended to
     generate revenue, such as
     airports, health care
     facilities, housing and
     municipal electric, water
     and sewer utilities.
     Generally, payments on
     these bonds depend solely
     on the revenues generated
     by the projects, excise
     taxes or state
     appropriations, and are
     not backed by the
     government's taxing
     power.

 3.  WHAT IS THE FUND'S
     INVESTMENT STRATEGY?

  -  The Fund plans to hold to
     maturity 7 long-term
     tax-exempt municipal
     bonds with an aggregate
     face amount of
     $3,475,000.
  -  The Fund is a unit
     investment trust which
     means that, unlike a
     mutual fund, the
     Portfolio is not managed.
  -  When the bonds were
     initially deposited they
     were rated A or better by
     Standard & Poor's,
     Moody's or Fitch. THE
     QUALITY OF THE BONDS MAY
     CURRENTLY BE LOWER.
  -  Many of the bonds can be
     called at a premium
     declining over time to
     par value. Some bonds may
     be called earlier at par
     for extraordinary
     reasons.

     The Portfolio consists of
     municipal bonds of the
     following types:

  / / Airports/Ports/Highways                  16%
  / / Lease Rental Appropriation               16%
  / / Municipal Water/Sewer
      Utilities                                14%
  / / Special Tax Issues                       17%
  / / Universities/Colleges                    37%

 4.  WHAT ARE THE SIGNIFICANT
     RISKS?

     YOU CAN LOSE MONEY BY
     INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR
     VARIOUS REASONS,
     INCLUDING:

  -  Rising interest rates, an
     issuer's worsening
     financial condition or a
     drop in bond ratings can
     reduce the price of your
     units.

  -  Because the Fund is
     concentrated in
     university/college bonds,
     adverse developments in
     this sector may affect
     the value of your units.

  -  Assuming no changes in
     interest rates, when you
     sell your units, they
     will generally be worth
     less than your cost
     because your cost
     included a sales fee.

  -  The Fund will receive
     early returns of
     principal if bonds are
     called or sold before
     they mature. If this
     happens your income will
     decline and you may not
     be able to reinvest the
     money you receive at as
     high a yield or as long a
     maturity.

     ALSO, THE PORTFOLIO IS
     CONCENTRATED IN BONDS OF
     NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A
     NATIONAL FUND AND IS
     SUBJECT TO RISKS
     PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER
     IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE
     FOR YOU?

     Yes, if you want
     federally tax-free
     income. You will benefit
     from a professionally
     selected and supervised
     portfolio whose risk is
     reduced by investing in
     bonds of several
     different issuers.
     The Fund is NOT
     appropriate for you if
     you want a speculative
     investment that changes
     to take advantage of
     market movements, if you
     do not want a
     tax-advantaged investment
     or if you cannot tolerate
     any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT
     (Payable on the 25th day
     of the month to holders
     of record on the 10th day
     of the month):
     Regular Monthly Income
     per unit                    $ 4.30
     Annual Income per unit:     $51.68
     THESE FIGURES ARE ESTIMATES
     DETERMINED ON THE EVALUATION DAY;
     ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES
     AND EXPENSES?

     This table shows the
     costs and expenses you
     may pay, directly or
     indirectly, when you
     invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load)
     on new
     purchases (as a
     percentage of
     $1,000 invested)    2.90%

     Employees of some of the
     Sponsors and their
     affiliates may pay a
     reduced sales fee of no
     less than $5.00 per unit.

     The maximum sales fee is
     reduced if you invest at
     least $100,000, as
     follows:

                                YOUR MAXIMUM
                                 SALES FEE
          IF YOU INVEST:          WILL BE:
          --------------        ------------
     Less than $100,000             2.90%
     $100,000 to $249,999           2.65%
     $250,000 to $499,999           2.40%
     $500,000 to $999,999           2.15%
     $1,000,000 and over            1.90%

     Maximum Exchange Fee           1.90%

     ESTIMATED ANNUAL FUND
     OPERATING EXPENSES

                          AMOUNT
                         PER UNIT
                         --------
                          $0.69
     Trustee's Fee
                          $0.55
     Portfolio
     Supervision,
     Bookkeeping
     and
       Administrati
     Fees
     (including
     updating
     expenses)
                          $0.37
     Evaluator's
     Fee
                          $0.20
     Organization
     Costs
                          $0.50
     Other
     Operating
     Expenses
                          -----
                          $2.31
     TOTAL

     The Sponsors historically
     paid organization costs
     and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS
     PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE
     SHOW PAST PERFORMANCE OF
     PRIOR NEW YORK
     PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES,
     STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY
     SIMILAR TO THIS FUND.
     THESE PRIOR SERIES
     DIFFERED IN THAT THEY
     CHARGED A HIGHER SALES
     FEE. These prior New York
     Series were offered
     between January 14, 1988
     and October 16, 1996 and
     were outstanding on
     September 30, 1999. OF
     COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO
     GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND
     TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES.
     FOR PERIODS ENDED
     9/30/99.

 -------------------------------------------------------------------

 High                    2.66%     6.84%     6.28%     3.90%     8.04%     6.88%
 Average                 -1.64      4.63      5.93      0.17      5.63      6.52
 Low                     -7.50      2.83      5.67     -4.91      3.76      6.26

 -----------------------------------------------------------

 Average
 Sales fee               1.88%     4.94%     5.78%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the
     Fund is not managed and
     bonds are not sold
     because of market
     changes. Rather,
     experienced Defined Asset
     Funds financial analysts
     regularly review the
     bonds in the Fund. The
     Fund may sell a bond if
     certain adverse credit or
     other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is
     one unit.

     You can buy units from
     any of the Sponsors and
     other broker-dealers. The
     Sponsors are listed later
     in this prospectus. Some
     banks may offer units for
     sale through special
     arrangements with the
     Sponsors, although
     certain legal
     restrictions may apply.

     UNIT PRICE PER
     UNIT                   $957.34
     (as of September 30,
     1999)

     Unit price is based on
     the net asset value of
     the Fund plus the sales
     fee. An amount equal to
     any principal cash, as
     well as net accrued but
     undistributed interest on
     the unit, is added to the
     unit price. An
     independent evaluator
     prices the bonds at 3:30
     p.m. Eastern time every
     business day. Unit price
     changes every day with
     changes in the prices of
     the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units
     at any time to any
     Sponsor or the Trustee
     for the net asset value
     determined at the close
     of business on the date
     of sale. You will not pay
     any other fee when you
     sell your units.

11.  HOW ARE DISTRIBUTIONS
     MADE AND TAXED?

     The Fund pays income
     monthly.

     In the opinion of bond
     counsel when each bond
     was issued, interest on
     the bonds in this Fund is
     generally 100% exempt
     from regular federal
     income tax. Your income
     may also be exempt from
     some New York state and
     local personal income
     taxes if you live in New
     York.
     You will also receive
     principal payments if
     bonds are sold or called
     or mature, when the cash
     available is more than
     $5.00 per unit. You will
     be subject to tax on any
     gain realized by the Fund
     on the disposition of
     bonds.

12.  WHAT OTHER SERVICES ARE
     AVAILABLE?

     REINVESTMENT
     You will receive your
     income in cash unless you
     choose to compound your
     income by reinvesting at
     no sales fee in the
     Municipal Fund Investment
     Accumulation Program,
     Inc. This program is an
     open-end mutual fund with
     a comparable investment
     objective. Income from
     this program will
     generally be subject to
     state and local income
     taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE
     PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE
     TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT
     CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN
     ELECTION TO REINVEST AT
     LEAST 10 DAYS BEFORE THE
     RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of
     this Fund for units of
     certain other Defined
     Asset Funds. You may also
     exchange into this Fund
     from certain other funds.
     We charge a reduced sales
     fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 1999*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 1999*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,060     23.59       5.24       5.89       6.54       7.20       7.85       8.51       9.16
  $      0-25,750-                           23.63       5.24       5.89       6.55       7.20       7.86       8.51       9.17
  $ 25,751- 62,450      $ 43,051-104,050     35.35       6.19       6.96       7.73       8.51       9.28      10.05      10.83
  $ 62,451-130,250      $104,051-158,550     38.04       6.46       7.26       8.07       8.88       9.68      10.49      11.30
  $130,251-283,150      $158,551-283,150     42.53       6.96       7.83       8.70       9.57      10.44      11.31      12.18
OVER $283,151           OVER $283,151        45.77       7.38       8.30       9.22      10.14      11.06      11.98      12.91

                         9.82     10.47
  $      0-25,750-       9.82      10.48
  $ 25,751- 62,450      11.60      12.37
  $ 62,451-130,250      12.11      12.91
  $130,251-283,150      13.05      13.92
OVER $283,151           13.83      14.75

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 1999*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 1999*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 25,750      $      0- 43,050     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 25,751- 62,450      $ 43,051-104,050     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 62,451-130,250      $104,051-158,550     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.69
  $130,251-283,150      $158,551-283,150     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $283,151           OVER $283,151        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 25,750       9.47     10.10
  $ 25,751- 62,450      11.18      11.93
  $ 62,451-130,250      11.67      12.45
  $130,251-283,150      12.58      13.42
OVER $283,151           13.33      14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Fund's concentration in university/college bonds. Payment for these bonds depends on:
  - level or amount and diversity of revenue sources;
  - availability of endowments and other funds;
  - enrollment;
  - financial management;
  - reputation; and
  - for public institutions, the financial condition of the government and its educational policies.

Here is what you should know about the Insured Portfolio's concentration in industrial development revenue bonds (IDRs). IDRs are issued to finance various privately operated projects such as pollution control and manufacturing facilities. Payment for these bonds depends on:

  - creditworthiness of the corporate operator of the project being financed;
  - economic factors relating to the particular industry; and,
  - in some cases, creditworthiness of an affiliated or third-party guarantor.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;

  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the bonds contained in a Portfolio, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 218 (NEW YORK INSURED AND
          NEW YORK TRUSTS),
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Multistate Series - 218 (New York Insured and
          New York Trusts),
          Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 218 (New York Insured and New York Trusts), Defined Asset Funds, including the portfolios, as of September 30, 1999 and the related statements of operations and of changes in net assets for the years ended September 30, 1999 and 1998, and the period October 17, 1996 to September 30, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at September 30, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 218 (New York Insured and New York Trusts), Defined Asset Funds at September 30, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.


          DELOITTE & TOUCHE LLP


          New York, N.Y.
          January 10, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of September 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 4,062,882)(Note 1) ..                   $ 4,019,942
       Accrued interest.........................                        66,212
       Deferred organization cost (Note 5) .....                         1,855
       Cash - principal ........................                        43,071
                                                                 -------------
         Total trust property ..................                     4,131,080


     LESS LIABILITIES:
       Income advance from Trustee..............  $    51,793
       Accrued Sponsors' fees ..................        1,588
       Other liabilities (Note 5) ..............        1,855           55,236
                                                 ------------    -------------


     NET ASSETS, REPRESENTED BY:
       4,255 units of fractional undivided
          interest outstanding (Note 3) ........    4,063,013

       Undistributed net investment income .....       12,831    $   4,075,844
                                                 ------------    =============

     UNIT VALUE ($ 4,075,844 / 4,255 units).....                 $      957.90
                                                                 =============

                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                               October 17, 1996
                                                                                      to
                                                   Years Ended September 30,     September 30,
                                                     1999            1998            1997
                                                     ----            ----            ----
INVESTMENT INCOME:

  Interest income ........................    $   236,964      $   243,716       $   235,582
  Trustee's fees and expenses ............         (6,563)          (6,827)           (7,823)
  Sponsors' fees .........................         (2,093)          (2,025)           (1,940)
                                              ----------------------------------------------
  Net investment income ..................        228,308          234,864           225,819
                                              ----------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........          9,850            2,547
  Unrealized appreciation (depreciation)
    of investments .......................       (415,983)         233,362           139,681
                                              ----------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........       (406,133)         235,909           139,681
                                              ----------------------------------------------



NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    $  (177,825)     $   470,773       $   365,500
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                               October 17, 1996
                                                                                      to
                                                   Years Ended September 30,     September 30,
                                                     1999            1998            1997
                                                     ----            ----            ----
OPERATIONS:
  Net investment income ..................    $   228,308      $   234,864       $   225,819
  Realized gain on
    securities sold or redeemed ..........          9,850            2,547
  Unrealized appreciation (depreciation)
    of investments .......................       (415,983)         233,362           139,681
                                              ----------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............       (177,825)         470,773           365,500
                                              ----------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................       (228,255)        (234,760)         (212,157)
  Principal ..............................         (2,414)
                                              ----------------------------------------------
  Total distributions ....................       (230,669)        (234,760)         (212,157)
                                              ----------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ............           (811)            (177)
  Redemption amounts - principal .........       (219,291)         (73,717)
                                              ----------------------------------------------
  Total share transactions ...............       (220,102)         (73,894)
                                              ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....       (628,596)         162,119           153,343

NET ASSETS AT BEGINNING OF PERIOD ........      4,704,440        4,542,321         4,388,978
                                              ----------------------------------------------
NET ASSETS AT END OF PERIOD ..............    $ 4,075,844      $ 4,704,440       $ 4,542,321
                                              ==============================================
PER UNIT:
  Income distributions during
    period ...............................    $     52.09      $     52.10       $     46.71
                                              ==============================================
  Principal distributions during
    period ...............................    $      0.54
                                              ==================
  Net asset value at end of
    period ...............................    $    957.89      $  1,052.45       $  1,000.07
                                              ==============================================
TRUST UNITS:
  Redeemed during period .................            215               72
  Outstanding at end of period ...........          4,255            4,470             4,542
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 4.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that the value on October 17, 1996 was based on the offering side evaluations at October 15, 1996, the day prior to the Date of Deposit. Cost of securities at October 17, 1996 was also based on such side evaluations.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

    3.    NET CAPITAL

          Cost of 4,255 units at Date of Deposit ................. $ 4,303,548
          Less sales charge ......................................     191,901
                                                                   -----------
          Net amount applicable to Holders .......................   4,111,647
          Redemptions of units - net cost of 287 units redeemed
            less redemption amounts (principal)...................     (15,677)
          Realized gain on securities sold or redeemed ...........      12,397
          Principal distributions ................................      (2,414)
          Unrealized depreciation of investments..................     (42,940)
                                                                   -----------

          Net capital applicable to Holders ...................... $ 4,063,013
                                                                   ===========

    4.    INCOME TAXES

          As of September 30, 1999, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $ 42,940, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $ 4,062,882 at September 30, 1999.

    5.    DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 1,855 payable to the Trustee for reimbursement of costs related to the organization of the Trust


                                     D - 5.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of September 30, 1999

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------
  1  Battery Park City Auth., NY., Jr. Rev.    AAA      $   750,000    5.500  %     2029         11/01/06   $   727,762 $   715,043
     Bonds, Ser. 1996 A (AMBAC Ins.)                                                             @ 102.000

  2  New York City, NY, Educl. Construction    AAA          610,000    5.500        2026         04/01/06       592,664     583,001
     Fund, Jr. Sub. Rev. Bonds, Ser. 1993                                                        @ 102.000
     (AMBAC Ins.)

  3  New York City, NY, Mun. Wtr. Fin.         AAA          675,000    5.500        2023         06/15/04       656,546     649,026
     Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                       @ 101.500
     Ser. 1994 F (MBIA Ins.)

  4  New York State Energy Research and        AAA          630,000    5.500        2021         01/01/06       613,500     608,511
     Dev. Auth., (Brooklyn Union Gas Co.                                                         @ 102.000
     Proj.), Gas Facs. Rev. Bonds Ser.
     1996 (MBIA Ins.)

  5  New York State Energy Research and Dev.   AAA          750,000    5.250        2020         10/01/03       701,603     701,250
     Auth., Facs. Rfdg. Rev. Bonds (Consol.                                                      @ 102.000
     Edison Co. of New York, Inc. Proj.),
     Ser. 1993 B (AMBAC Ins.)

  6  New York State Med. Care Facs. Fin.       AAA          475,000    5.750        2025         02/15/05       475,000     467,490
     Agy., Montefiore Med. Ctr., FHA-Ins.                                                        @ 102.000
     Mtge. Rev. Bonds, Ser. 1995 A
     (AMBAC Ins.)

  7  New York State Urban Dev. Corp., Corr.    AAA          315,000    5.250        2018         01/01/03       295,807     295,621
     Fac. Rev. Bonds, Rfdg. Ser. 1993                                                            @ 102.000
     (AMBAC Ins.)

                                                        -----------                                         ----------- -----------
                                                        $ 4,205,000                                         $ 4,062,882 $ 4,019,942
                                                        ===========                                         =========== ===========

                     See notes to portfolios on page D - 12.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of September 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 3,272,976)(Note 1) ..                    $ 3,273,956
       Accrued interest.........................                         52,336
       Deferred organization cost (Note 5) .....                          1,648
       Cash - principal ........................                         41,295
                                                                  -------------
         Total trust property ..................                      3,369,235


     LESS LIABILITIES:
       Income advance from Trustee..............   $    40,374
       Accrued Sponsors' fees ..................         1,323
       Other liabilities (Note 5) ..............         1,648           43,345
                                                 -------------    -------------


     NET ASSETS, REPRESENTED BY:
       3,522 units of fractional undivided
          interest outstanding (Note 3) ........     3,315,251

       Undistributed net investment income .....        10,639    $   3,325,890
                                                 -------------    =============

     UNIT VALUE ($ 3,325,890 / 3,522 units).....                  $      944.32
                                                                  =============

                       See Notes to Financial Statements.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                               October 17, 1996
                                                                                      to
                                                   Years Ended September 30,     September 30,
                                                     1999            1998            1997
                                                     ----            ----            ----
INVESTMENT INCOME:

  Interest income ........................    $   198,623      $   213,836       $   210,556
  Trustee's fees and expenses ............         (6,014)          (6,551)           (7,131)
  Sponsors' fees .........................         (1,766)          (1,793)           (1,720)
                                              ----------------------------------------------
  Net investment income ..................        190,843          205,492           201,705
                                              ----------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........         10,731           23,552
  Unrealized appreciation (depreciation)
    of investments .......................       (348,407)         181,035           168,352
                                              ----------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........       (337,676)         204,587           168,352
                                              ----------------------------------------------



NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    $  (146,833)     $   410,079       $   370,057
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                               October 17, 1996
                                                                                      to
                                                   Years Ended September 30,     September 30,
                                                     1999            1998            1997
                                                     ----            ----            ----

OPERATIONS:
  Net investment income ..................    $   190,843      $   205,492       $   201,705
  Realized gain on
    securities sold or redeemed ..........         10,731           23,552
  Unrealized appreciation (depreciation)
    of investments .......................       (348,407)         181,035           168,352
                                              ----------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............       (146,833)         410,079           370,057
                                              ----------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................       (191,329)        (205,908)         (189,376)
  Principal ..............................        (14,296)
                                              ----------------------------------------------
  Total distributions ....................       (205,625)        (205,908)         (189,376)
                                              ----------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ............           (249)            (539)
  Redemption amounts - principal .........       (200,205)        (321,760)
                                              ----------------------------------------------
  Total share transactions ...............       (200,454)        (322,299)
                                              ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....       (552,912)        (118,128)          180,681

NET ASSETS AT BEGINNING OF PERIOD ........      3,878,802        3,996,930         3,816,249
                                              ----------------------------------------------
NET ASSETS AT END OF PERIOD ..............    $ 3,325,890      $ 3,878,802       $ 3,996,930
                                              ==============================================
PER UNIT:
  Income distributions during
    period ...............................    $     52.07      $     52.29       $     46.91
                                              ==============================================
  Principal distributions during
    period ...............................    $      3.84
                                              ==================
  Net asset value at end of
    period ...............................    $    944.32      $  1,041.85       $    990.07
                                              ==============================================
TRUST UNITS:
  Redeemed during period .................            201              314
  Outstanding at end of period ...........          3,522            3,723             4,037
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that the value on October 17, 1996 was based on the offering side evaluations at October 15, 1996, the day prior to the Date of Deposit. Cost of securities at October 17, 1996 was also based on such side evaluations.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL

          Cost of 3,522 units at Date of Deposit ................. $ 3,484,766
          Less sales charge ......................................     155,355
                                                                   -----------
          Net amount applicable to Holders .......................   3,329,411
          Redemptions of units - net cost of 515 units redeemed
            less redemption amounts (principal)...................     (35,126)
          Realized gain on securities sold or redeemed ...........      34,282
          Principal distributions ................................     (14,296)
          Net unrealized appreciation of investments..............         980
                                                                   -----------

          Net capital applicable to Holders ...................... $ 3,315,251
                                                                   ===========

    4.    INCOME TAXES

          As of September 30, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $ 980, of which $ 16,368 related to depreciated securities and $ 17,348 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $ 3,272,976 at September 30, 1999.

    5.    DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 1,648 payable to the Trustee for reimbursement of costs related to the organization of the Trust


                                    D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 218 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of September 30, 1999

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------
  1  34th Street Partnership, Inc., 34th St.   A1(m)    $   600,000    5.500  %     2023         01/01/03   $   564,318 $   574,170
     Bus. Imp. Dist. Cap. Imp. Bonds,                                                            @ 102.000
     Ser. 1993

  2  Dormitory Auth. of the State of New       A-(f)        380,000    6.000        2020         07/01/06       377,579     380,726
     York, City Univ. Sys. Consol. Rev.                                                          @ 102.000
     Bonds, Ser. 1996 A

  3  Dormitory Auth. of the State of New       A(f)         500,000    5.500        2026         05/15/06       468,830     470,720
     York, State Univ. Educl. Facs., Rev.                                                        @ 102.000
     Bonds, Ser. 1996

  4  Dormitory Auth. of the State of New       A(f)         405,000    5.700        2021         07/01/04       389,910     391,258
     York, Upstate Cmnty. Coll. Rev. Bonds,                                                      @ 102.000
     Ser. 1994 A

  5  New York City, NY, Mun. Wtr. Fin.         Aa-(f)       490,000    5.875        2026         06/15/06       490,000     486,359
     Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                       @ 101.000
     Fiscal Ser. 1996 B

  6  New York State Urban Dev. Corp., Corr.    A(f)         550,000    5.250        2021         01/01/04       500,885     501,996
     Cap. Fac. Rev. Bonds, Rfdg.                                                                 @ 102.000
     Ser. 1993 A

  7  Triborough Bridge and Tunnel Auth., NY,   Aa3(m)       550,000    4.750        2019         01/01/04       481,454     468,727
     Gen. Purp. Rev. Bonds, Ser. 1994 A                                                          @ 100.000

                                                          ---------                                           ---------   ---------
                                                        $ 3,475,000                                         $ 3,272,976 $ 3,273,956
                                                          =========                                           =========   =========

                     See notes to Portfolios on page D - 12.


                                    D - 11.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 218 (NEW YORK INSURED AND NEW YORK TRUSTS),
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
As of September 30, 1999

(1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

(2)   See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated,the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

(4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.


                                    D - 12.

DEFINED ASSET FUNDS-SM-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--218
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-11617) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     15367--1/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    4.1 --Consent of the Evaluator.

    5.1 --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--218
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--218, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 19TH DAY OF JANUARY 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039 and 333-47553

     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     THOMAS C. SCHNEIDER
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)